Property, Plant & Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Summary of Property, Plant & Equipment, Net

	Lab Equipment	Computer Equipment	Capitalized Software	Furniture & Fixtures	Total
Cost
Balance as of March 31, 2023	$—	$4,828	$—	$6,276	$11,104
Additions	890,867	11,859	49,771	—	952,497
Disposals	—	(4,828)	—	(6,276)	(11,104)
Effects of currency translation	—	—	—	—	—
Balance as of March 31, 2024	$890,867	$11,859	$49,771	$—	$952,497

Accumulated Depreciation
Balance as of March 31, 2023	$—	$4,828	$—	$6,276	$11,104
Depreciation	52,671	2,199	—	—	54,870
Disposals		(4,828)		(6,276)	(11,104)
Effects of currency translation	—	—	—	—	—
Balance as of March 31, 2024	$52,671	$2,199	$—	$—	$54,870